Share capital - Stock Options Narrative (Details) - USD ($) $ in Thousands			12 Months Ended
	May 10, 2016	Mar. 19, 2014	Dec. 31, 2017	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum percentage of number of common shares that may be issued	11.40%
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options expiration period		10 years	7 years
Employee Stock Option, USD
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total compensation costs			$ 444	$ 2,057
Unrecognized stock based compensation costs, weighted average period for recognition			1 year 4 months 17 days	1 year 8 months 16 days